SIGNIFICANT ACCOUNTING POLICIES - Severance pay (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Severance pay monthly deposit rate	8.33%
Severance pay expense	$ 318	$ 194	$ 117